Supplemental Balance Sheet Data - Accounts Receivable, Net (Details) (USD $)	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]		Dec. 31, 2010 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable, Gross, Current					$ 469,000,000
Accounts Receivable, Gross, Billed, Current	411,090,000	371,832,000		444,814,000
Unbilled Receivables, Current	47,087,000	43,597,000		54,068,000
Less: Allowance for revenue adjustments	(79,151,000)	(17,674,000)			(70,500,000)	(87,035,000)
Gross trade accounts receivable	379,026,000	397,755,000	[1]			411,847,000	[1]
Less: Allowance for bad debt	(4,848,000)	(3,477,000)	[1]		(10,600,000)	(9,970,000)	[1]
Net trade accounts receivable	374,178,000	394,278,000				401,877,000
Other receivables	7,444,000	7,680,000				12,206,000
Accounts receivable, net	$ 381,622,000	$ 401,958,000				$ 414,083,000

[1]	Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.